Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and Intangible Assets
Goodwill and Intangible Assets
Goodwill and intangible assets were comprised as follows:

	Goodwill	Intangible assets				Total
		Lloyd's participation rights(1)	Customer and broker relationships	Brand names(1)	Computer software and other(1)
Balance - January 1, 2019	2,702.7	503.2	932.8	1,096.8	441.4	5,676.9
Additions	316.2	—	134.9	34.8	218.6	704.5
Disposals	—	—	—	—	(1.3)	(1.3)
Amortization	—	—	(105.5)	—	(117.6)	(223.1)
Impairments(2)	(43.9)	—	—	—	(2.9)	(46.8)
Foreign exchange effect and other	22.3	—	7.6	49.5	4.5	83.9
Balance - December 31, 2019	2,997.3	503.2	969.8	1,181.1	542.7	6,194.1

Gross carrying amount	3,043.9	503.2	1,391.4	1,181.1	1,071.2	7,190.8
Accumulated amortization	—	—	(421.9)	—	(512.6)	(934.5)
Accumulated impairment	(46.6)	—	0.3	—	(15.9)	(62.2)
	2,997.3	503.2	969.8	1,181.1	542.7	6,194.1

	Goodwill	Intangible assets				Total
		Lloyd's participation rights(1)	Customer and broker relationships	Brand names(1)	Computer software and other(1)
Balance - January 1, 2018	2,904.7	507.9	1,047.8	1,171.4	440.7	6,072.5
Additions	136.4	—	11.2	11.9	134.9	294.4
Disposals	(227.1)	—	(8.2)	(8.5)	(4.1)	(247.9)
Amortization	—	—	(99.3)	—	(96.3)	(195.6)
Impairments	(2.6)	(4.3)	(0.2)	—	(1.2)	(8.3)
Foreign exchange effect and other	(108.7)	(0.4)	(18.5)	(78.0)	(32.6)	(238.2)
Balance - December 31, 2018	2,702.7	503.2	932.8	1,096.8	441.4	5,676.9

Gross carrying amount	2,712.3	507.5	1,247.0	1,096.8	852.8	6,416.4
Accumulated amortization	—	—	(314.0)	—	(398.6)	(712.6)
Accumulated impairment	(9.6)	(4.3)	(0.2)	—	(12.8)	(26.9)
	2,702.7	503.2	932.8	1,096.8	441.4	5,676.9

(1)	Indefinite-lived intangible assets not subject to amortization had an aggregate carrying value at December 31, 2019 of $1,790.5 (December 31, 2018 - $1,700.5).

(2)	Non-cash impairment charges recorded in other expenses in the consolidated statement of earnings by the non-insurance companies and principally attributable to non-controlling interests.
 Goodwill and intangible assets were allocated to the company's cash-generating units (“CGUs”) as follows:

	December 31, 2019			December 31, 2018
	Goodwill	Intangible assets	Total	Goodwill	Intangible assets	Total
Allied World	938.8	659.2	1,598.0	937.9	710.0	1,647.9
Recipe	279.3	1,035.5	1,314.8	261.8	984.9	1,246.7
Brit	200.2	594.2	794.4	154.3	561.1	715.4
Zenith National	317.6	99.3	416.9	317.6	107.2	424.8
Crum & Forster	188.2	111.7	299.9	185.9	108.3	294.2
Boat Rocker	93.8	154.1	247.9	61.7	62.2	123.9
AGT(1)	174.7	58.9	233.6	—	—	—
Thomas Cook India	150.6	55.8	206.4	133.4	52.7	186.1
Northbridge	92.5	90.9	183.4	87.8	76.6	164.4
Odyssey Group	119.7	62.8	182.5	119.7	57.7	177.4
AMAG Insurance	43.7	102.3	146.0	42.2	101.5	143.7
All other(2)	398.2	172.1	570.3	400.4	152.0	552.4
	2,997.3	3,196.8	6,194.1	2,702.7	2,974.2	5,676.9

(1)	AGT was acquired on April 17, 2019 as described in note 23.

(2)	Comprised primarily of balances related to Dexterra, Fairchem, Mosaic Capital, Sterling Resorts, CIG, U.S. Run-off and Pethealth.
At December 31, 2019 goodwill and intangible assets were comprised primarily of amounts arising on the acquisitions of AGT during 2019, Allied World during 2017, St-Hubert and Original Joe's (both by Recipe) during 2016, Recipe and Brit during 2015, Thomas Cook India during 2012, and Zenith National during 2010. Impairment tests for goodwill and indefinite-lived intangible assets were completed during 2019 and it was concluded that no significant impairments had occurred. When testing for impairment, the recoverable amount of each CGU or group of CGUs was based on the higher of (i) fair value less costs of disposal, determined using market prices inclusive of a control premium, or discounted cash flow models, and (ii) value-in-use, determined using discounted cash flow models.
In preparing discounted cash flow models, cash flow projections covering a five year period were derived from financial budgets approved by management. Cash flows beyond the five year period were extrapolated using estimated growth rates which do not exceed the long term average historic growth rate for the business in which each CGU operates. A number of other assumptions and estimates including premiums, investment returns, revenues, expenses, royalty rates and working capital requirements were required to be incorporated into the discounted cash flow models. The forecasts were based on best estimates of future premiums or revenues and operating expenses using historical trends, general geographical market conditions, industry trends and forecasts and other available information. These assumptions and estimates were reviewed by the applicable CGU's management and by Fairfax's management. The cash flow forecasts were adjusted by applying appropriate discount rates within a range of 6.8% to 12.8% for insurance and reinsurance subsidiaries, and 8.4% to 15.2% for non-insurance subsidiaries. A long term investment return of 5.0% was applied to the investment portfolios of insurance and reinsurance subsidiaries. The long term growth rates used to extrapolate cash flows beyond five years for the majority of the CGUs ranged from 2.5% to 3.0%.